Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses
	June 30, 2018	December 31, 2017
Prepaid officers’ compensation	$368,383	$445,149
Prepaid directors’ compensation	88,324	147,207
Prepaid marketing expenses	8,250	13,750
Note receivable	80,000	—
Other prepaid expenses and current assets	11,325	28,616
Total	$556,282	$634,722

	December 31, 2017	June 30, 2017	June 30, 2016
Prepaid officers’ compensation	$445,149	$521,916	$1,334,261
Prepaid directors’ compensation	147,207	206,090	323,855
Prepaid marketing expenses	13,750	19,250	33,000
Other prepaid expenses and current assets	28,616	27,082	25,435
Total	$634,722	$774,338	$1,716,551